S000021575 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	207 Months Ended	240 Months Ended	327 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
C000122689 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.13%	12.32%	12.14%
Performance Inception Date					Nov. 08, 2012
C000061820 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.35%	11.59%	11.42%
Performance Inception Date							Dec. 31, 2004
C000254317 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.00%	12.14%	11.98%
Performance Inception Date	Oct. 02, 2024
C000061818 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.05%	10.54%	11.04%
Performance Inception Date						Sep. 28, 2007
C000061818 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.31%	5.21%	6.10%
Performance Inception Date						Sep. 28, 2007
C000061818 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	7.61%	7.72%
Performance Inception Date						Sep. 28, 2007
C000061821 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.00%	12.14%	11.98%
Performance Inception Date								Oct. 01, 1997
C000122688 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.06%	12.26%	12.10%
Performance Inception Date					Nov. 08, 2012